UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21834

YORK ENHANCED STRATEGIES FUND, LLC
(Exact name of registrant as specified in charter)

767 Fifth Avenue, 17TH Floor New York, New York		10153
(Address of principal executive offices)		(Zip code)

The Corporation Trust Company 1209 Orange Street Wilmington, Delaware 19801
(Name and address of agent for service)
Copies to: David M. Mahle Jones Day 222 East 41ST Street New York, New York 10017
Registrant’s telephone number, including area code:		(212) 300-1300

Date of fiscal year end:	December 31, 2009

Date of reporting period:	September 30, 2009

ITEM 1.  SCHEDULE OF INVESTMENTS.

YORK ENHANCED STRATEGIES FUND, LLC

Schedule of Investments

September 30, 2009 (Unaudited)

Par Value		Description	Value	Percentage of Net Assets

		FIXED INCOME SECURITIES #

		COMMUNICATIONS
	$3,000,000	Hughes Networks Systems, 9.50%, due 4/15/14	$3,030,000
		Intelsat Corporation,
	5,000,000	9.25%, due 8/15/14	5,087,500
	5,000,000	9.25%, due 6/15/16	5,100,000
	4,635,000	9.50%, due 6/15/16	4,831,987
	3,000,000	Subsidiary Holdings Co. Ltd., 8.50%, due 1/15/13	3,022,500
		TOTAL COMMUNICATIONS	21,071,987	9.6%

		CONSUMER CYCLICAL
	1,000,000	Adelphia Communications Corp., 9.375%, due 11/15/09 * +	27,500
	3,500,000	Baker & Taylor, Inc., 11.50%, due 7/1/13 ##	1,400,000
	1,338,000	Cooper Tire & Rubber Co., 7.625%, due 3/15/27	1,050,330
	4,954,000	CW Media Holdings, Inc., 13.50%, due 8/15/15 (PIK) ##	5,237,395
		Ford Motor Credit Co.,
	700,000	6.00%, due 1/20/15	518,000
	366,000	6.52%, due 3/10/13	296,460
	4,000,000	7.50%, due 8/01/12	3,840,000
	500,000	7.90%, due 5/18/15	376,250
	1,400,000	8.70%, due 10/01/14	1,358,000
		Harrah’s Operating Co., Inc.,
	1,000,000	5.75%, due 10/1/17	570,000
	2,000,000	6.50%, due 6/01/16	1,180,000
	1,000,000	10.00%, due 12/15/18 ##	775,000
		Interpublic Group of Cos.,
	4,159,000	2.44%, due 11/15/10 **	3,971,845
	600,000	6.25%, due 11/15/14	564,000
	3,300,000	Lear Corp., 5.75%, due 8/01/14 +	2,145,000
	10,500,000	Leslie’s Poolmart, 7.75%, due 2/1/13	10,290,000
		Nielsen Finance LLC,
EUR	4,000,000	9.00%, due 8/01/14	5,441,616
	$4,000,000	11.625%, due 2/01/14	4,240,000
	1,000,000	12.50%, due 8/01/16 ++	790,000
	3,000,000	Sirius XM Radio, Inc., 9.75%, due 9/01/15 ##	3,060,000
		TOTAL CONSUMER CYCLICAL	47,131,396	21.5

		ENERGY
		Enron Corp., *+
	2,500,000	0.00% due 2/7/21	1,750
JPY	500,000,000	0.97%, expired maturity	—
EUR	10,000,000	4.375%, expired maturity	—
	$2,500,000	6.31%, expired maturity ##	4,750
	1,000,000	7.375%, expired maturity ##	—
	8,500,000	8.25%, expired maturity ##	—
	2,500,000	8.31%, expired maturity ##	—
GBP	1,500,000	8.75%, expired maturity	—
		TOTAL ENERGY	6,500	—	^

		FINANCIALS
	$3,000,000	CIT Group Funding Co. of Delaware, 5.20% due 6/01/15 +	2,310,000
	8,500,000	Countrywide 2007-SEA1 2A1, 0.53625%, due 5/25/47 ** ##	2,811,928
	10,000,000	Crum & Forster Holding Corp., 7.75%, due 5/1/17	8,900,000
		Fortis Bank SA, **
EUR	4,000,000	2.234%, Perpetual Maturity	2,779,320
	5,500,000	2.766%, Perpetual Maturity	4,264,062
		Glitnir Banki HF, +
CHF	795,000	0.00%, due 2/20/09	180,185
EUR	50,000	0.00%, due 1/27/10	17,188
	200,000	0.00%, due 8/21/11	68,752
	$183,000	0.00%, due 1/18/12	43,005
	5,000,000	4.75%, due 10/15/10 ##	1,175,000
	5,000,000	6.375%, due 9/25/12 ##	1,175,000
		GMAC LLC,
	231,000	6.00%, due 4/01/11	215,985
	5,063,000	6.00%, due 4/01/11 ##	4,746,562
	57,000	6.00%, due 12/15/11	51,870
	100,000	6.00%, due 12/15/11 ##	92,250
	255,000	6.85%, due 7/15/16 ++	165,750
	460,000	6.875%, due 9/15/11	432,400
	723,000	6.875%, due 8/28/12	661,545
	200,000	7.00%, due 11/15/24	124,000
	488,000	7.25%, due 3/2/11	468,480
	155,000	7.375%, due 11/15/16	105,400
	218,000	7.50%, due 11/15/16	152,600
	500,000	7.75%, due 1/19/10	497,500
	976,000	7.75%, due 1/19/10 ##	971,120
	6,000,000	HUB International Holdings, Inc., 10.25%, due 6/15/15 ##	5,370,000
JPY	800,000,000	J-WBS Funding KK, 6.36%, due 11/15/19 **	8,137,916
		Kaupthing Bank, +
EUR	117,000	0.00%, expired maturity **	36,797
	69,000	0.00%, due 10/20/09	21,701
	$425,000	0.00%, due 12/1/09 **	91,375
	208,000	0.00%, due 01/15/10 ## **	44,720
EUR	163,000	0.00%, due 5/25/10	51,264
	$100,000	0.00%, due 7/25/11	21,500
EUR	200,000	0.00%, due 08/17/12 **	62,900
	100,000	0.00%, due 5/13/13 **	31,450
CHF	10,000	3.00%, due 2/12/10	2,074
	$26,000	5.50%, expired maturity	5,590
		Luminent Mortgage Trust,
	22	2006-4 P, 0.00%, due 5/25/46	—
	110,000,000	2006-4 X, 3.09%, due 5/25/46 **	1,553,191
	3,000,000	Meridian Funding Co. LLC, 0.42338%, due 10/15/16 ** ##	2,265,000
		Residential Capital LLC,
	1,133,000	8.375%, due 6/30/10	861,080
	4,022,000	8.50%, due 5/15/10	3,579,580
	5,420,000	Symetra Financial Corp., 8.30%, due 10/15/37 ** ##	3,306,200
		Washington Mutual Bank, +
	2,500,000	0.00%, due 11/06/09	750,000
	10,000,000	0.00%, due 6/16/10	3,000,000
	7,500,000	0.00%, due 2/04/11	2,250,000
		TOTAL FINANCIALS	63,852,240	29.1

Par Value		Description	Value	Percentage of Net Assets

		HEALTH CARE
		HCA, Inc.,
	$7,000,000	6.95%, due 5/1/12	$6,895,000
	4,000,000	7.875%, due 2/1/11	4,050,000
	3,000,000	8.50%, due 4/15/19 ##	3,127,500
	7,500,000	Select Medical Corp., 7.625%, due 2/1/15	7,050,000
		TOTAL HEALTH CARE	21,122,500	9.6%

		INDUSTRIAL
		Delta Airlines, Inc., * +
	11,250,000	7.90%, due 12/15/09	178,875
	1,000,000	8.30%, due 12/15/29	15,900
		EuroTunnel Group UK PLC,
EUR	1,657	3.00%, due 7/28/10	321,162
GBP	949	3.00%, due 7/28/10	219,886
		TOTAL INDUSTRIAL	735,823	0.4

		MATERIALS
	$3,000,000	Neenah Foundry Co., 9.50%, due 1/1/17	1,260,000	0.6

		TELECOMMUNICATION SERVICES
	5,000,000	Charter Communications Holdings II LLC, 10.25%, due 10/01/13 ## +	5,275,000
	3,000,000	Cincinnati Bell, Inc., 8.25%, due 10/15/17	2,956,860
	903,000	NII Capital Co., 10.00%, due 8/15/16 ##	934,605
		TOTAL TELECOMMUNICATION SERVICES	9,166,465	4.2

		TOTAL FIXED INCOME SECURITIES (COST — $167,241,432)	164,346,911	75.0

		LOAN PARTICIPATIONS AND TRADE CLAIMS #

		COMMUNICATIONS
EUR	9,730,516	Kabel Deutschland, EURIBOR plus 7.00%, due 11/12/14 (PIK)	12,952,757	5.9

		CONSUMER CYCLICAL
	$2,501,689	Baby Phat, 1st Lien Term Loan A, USDLIBOR plus 5.75%, due 7/18/11	1,826,233
		Chrysler Financial Services Americas LLC,
	6,000,000	1st Lien Revolver, USDLIBOR plus 4.00%, due 8/3/12	5,700,000
	9,984,772	1st Lien Term Loan, USDLIBOR plus 4.00%, due 8/3/12	9,535,457
	3,000,000	Claire’s Stores, Inc., Term Loan B, USDLIBOR plus 2.75%, due 5/29/14	2,250,000
		Coach America,
	752,767	Letter of Credit, 0.49688%, due 4/20/14	654,907
	3,621,420	Term Loan B, USDLIBOR plus 2.75%, due 4/20/14	3,150,637
	13,000,000	Fox & Hound Restaurant Group, 2nd Lien Term Loan B, USDLIBOR plus 9.25%, due 5/12/11	6,500,000
	3,000,000	Harrah’s Operating Co., Term Loan B4, USDLIBOR plus 7.50%, due 10/31/16	2,932,500
		Laureate Education, Inc.,
	637,340	Delayed Draw Term Loan, USDLIBOR plus 3.25%, due 8/15/14	579,979
	4,258,429	Term Loan, USDLIBOR plus 3.25%, due 8/15/14	3,875,171
		Lear Corp.,
	1,000,000	Revolver Tranche B, USDLIBOR plus 1.00%, due 3/23/10	900,000
	1,700,000	Term Loan, USDLIBOR plus 1.75%, due 4/25/12	1,547,000
	4,060,683	Rally Motorsport, Term Loan, USDLIBOR plus 2.50%, due 11/29/13	2,964,299
		TOTAL CONSUMER CYCLICAL	42,416,183	19.3

		CONSUMER NON-CYCLICAL
	6,477,099	U.S. Foodservice, Inc., Term Loan, USDLIBOR plus 2.50%, due 7/3/14	5,473,149
	9,625,000	Wm. Wrigley Jr. Co., Term Loan B, USDLIBOR plus 3.50%, due 10/6/14	9,805,469
		TOTAL CONSUMER NON-CYCLICAL	15,278,618	7.0

		ENERGY
		ATP Oil & Gas,
	3,330,191	1st Lien B-1 Term Loan, USDLIBOR plus 5.25%, due 7/15/14	3,047,125
	878,727	1st Lien B-2 Term Loan, USDLIBOR plus 5.75%, due 1/15/11	804,036
	1,445,000	Dresser, Inc., 2nd Lien Term Loan, USDLIBOR plus 5.75%, due 5/4/15	1,257,150
		Enron Corp., * +
	10,000,000	Trade Claim 13923	—
	11,016,146	Trade Claim 9314	—
	6,000,000	Trade Claim 11342 and 11141	—
	4,000,000	Trade Claim 99004	—
	1,616,742	Trade Claim 99092	3,557
	383,258	Trade Claim 99093	843
	25,000,000	Trade Claim 99191	25,000
	3,596,036	Texas Competitive Electric Holdings Co., USDLIBOR plus 3.00%, due 10/10/14 **	2,804,908
		TOTAL ENERGY	7,942,619	3.6

		FINANCIALS
	505,850	2-10 Home Buyers Warranty, 1st Lien Term Loan, 25.00%, due 7/29/13 *	505,850
	7,821,287	Affirmative Insurance Holdings, Inc., Term Loan, USDLIBOR plus 6.25%, due 1/31/14	4,692,772
		First Data Corp.,
	7,493,638	2nd Lien Term Loan B-1, USDLIBOR plus 2.75%, due 9/24/14 **	6,388,327
	2,493,639	2nd Lien Term Loan B-2, USDLIBOR plus 2.75%, due 9/24/14	2,125,827
	5,000,000	Realogy Corp, 2nd Lien Term Loan B, 13.50%, due 9/24/14	5,150,000
		TOTAL FINANCIALS	18,862,776	8.6

		HEALTH CARE
	8,260,000	Premier Dental Services, Term Loan, USDLIBOR plus 5.50%, due 6/30/13	5,534,200	2.5

		INDUSTRIAL
		A.T.U. Auto-Teile Unger Handels GMBH & Co. KG, Weiden,
	1,168,008	Term Loan A, EURIBOR plus 2.25%, due 6/29/11	1,080,666
	1,655,061	Term Loan B, EURIBOR plus 2.625%, due 6/29/12	1,531,297
	1,180,061	Term Loan C, EURIBOR plus 3.125%, due 6/29/13	1,091,817
	15,000,000	Collins Industries, 2nd Lien Term Loan, USDLIBOR plus 6.25%, due 10/31/11	11,700,000
		Lyondell Basell Industries,
	105,210	Dutch Revolver, USDLIBOR plus 3.50%, due 12/20/12	68,386
	244,395	Dutch Term Loan Tranche A, USDLIBOR plus 3.50%, due 12/20/13	158,857
	302,048	German Term Loan B-1, USDLIBOR plus 3.75%, due 12/20/13	196,331
	302,048	German Term Loan B-2, USDLIBOR plus 3.75%, due 12/22/14	196,331
	302,048	German Term Loan B-3, USDLIBOR plus 3.75%, due 12/22/14	196,331
	394,537	U.S. Revolver, USDLIBOR plus 3.50%, due 12/20/12	256,449
	751,705	U.S. Term Loan Tranche A, USDLIBOR plus 3.50%, due 12/20/13	488,608
	1,310,670	U.S. Term Loan Tranche B-1, USDLIBOR plus 3.75%, due 12/20/14	851,935
	1,310,670	U.S. Term Loan Tranche B-2, USDLIBOR plus 3.75%, due 12/20/14	851,935
	1,310,670	U.S. Term Loan Tranche B-3, USDLIBOR plus 3.75%, due 12/20/14	851,935
	11,488,822	Precision Partners Holding Co., Term Loan B, PRIME plus 5.50%, due 10/26/13	6,893,292
	2,598,216	Wastequip, Inc., Term Loan, 12.00%, due 2/15/15	597,590
	3,577,614	WW TDS, 1st Lien, USDLIBOR plus 4.50%, due 4/25/13	2,101,848
		TOTAL INDUSTRIAL	29,113,608	13.3

Par Value		Description	Value	Percentage of Net Assets

		INFORMATION TECHNOLOGY
		NPC Group Inc.,
	$8,500,000	2nd Lien Term Loan, USDLIBOR plus 6.50%, due 9/29/14	6,715,000
	3,200,002	Term Loan B, USDLIBOR plus 3.00%, due 9/29/13	2,848,001
		TOTAL INFORMATION TECHNOLOGY	9,563,001	4.4%

		TELECOMMUNICATION SERVICES
	6,560,000	Allegiance Telecom Liquidating Trust - B * +	1,312,000
	2,310,000	H3C Holdings Ltd., Term Loan B, USDLIBOR plus 3.00%, due 9/28/12	2,107,875
	15,000,000	Univision Communication, Initial Term Loan, USDLIBOR plus 2.25%, due 9/29/14	12,600,000
		TOTAL TELECOMMUNICATION SERVICES	16,019,875	7.3

		TOTAL LOAN PARTICIPATIONS AND TRADE CLAIMS (COST — $180,128,402)	157,683,637	71.9

Number of Shares
		EQUITY SECURITIES (Unless otherwise noted)

		CONSUMER CYCLICAL
	1,001,485	Adelphia Recovery Trust Series ACC-1 INT *	20,030
	25,000	Gategroup Holding AG *	675,122
	12,812,768	Investment in Cerberus CG Investor, LLC * #	1,153,149
		TOTAL CONSUMER CYCLICAL	1,848,301	0.8

		ENERGY
	300,000	Enron Corp., 7.00% (Preferred shares) * # +	—
	479,200	Infinity Bio-Energy, Ltd. *	—
		TOTAL ENERGY	—	— ^

		FINANCIALS
	42,336	Arias Holdings, LLC, Class A Shares #	696,650
	177,939	Bank of America Corp.	3,010,728
	646	GMAC LLC, 7.00%, 12/31/11(Preferred shares) #	377,910
	36,562,500	Investment in Cerberus FIM Investors LLC * #	1,170,000
	424,166	United Insurance Holdings Corp.*	1,845,122
	60,494	United Insurance Holdings Corp. (Warrants) *	42,346
		TOTAL FINANCIALS	7,142,756	3.3

		HEALTH CARE
	125,000	Schering-Plough Corp.	3,531,250
	362,600	Wyeth	17,615,108
		TOTAL HEALTH CARE	21,146,358	9.6

		TELECOMMUNICATION SERVICES
		BCE, Inc.,
CAD	25,000	4.65%, 8/1/11 (Preferred shares)	429,919
	30,000	6.174%, 12/1/10 (Preferred shares)	515,902
	20,000	6.64%, 3/24/08 (Preferred shares)	336,458
		TOTAL TELECOMMUNICATION SERVICES	1,282,279	0.6

		TOTAL EQUITY SECURITIES (COST — $58,898,753)	31,419,694	14.3

		TOTAL INVESTMENTS BEFORE INVESTMENTS SOLD SHORT (COST — $406,268,587)	353,450,242	161.2

		INVESTMENTS SOLD SHORT@

		EQUITY SECURITIES

		HEALTH CARE
	$(72,087)	Merck & Co., Inc.	(2,280,112)
	(357,161)	Pfizer, Inc.	(5,911,015)
		TOTAL HEALTH CARE	(8,191,127)	(3.7)

		TOTAL EQUITY SECURITIES (PROCEEDS — $8,021,537)

		TOTAL INVESTMENTS, NET OF INVESTMENTS SOLD SHORT	345,259,115	157.5
		OTHER LIABILITIES IN EXCESS OF ASSETS	(125,996,861)	(57.5)
		NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$219,262,254	100.0%

Notes to Schedule of Investments:

*	Non-income producing security.
**	Reflects rate at September 30, 2009 on variable rate instruments.
#

Securities are valued at fair value per policies adopted by the Board of Directors. At September 30, 2009, $325,428,257 of securities were fair valued, representing 148.4% of net assets applicable to common shareholders.

##	Security is issued under Rule 144A and may be subject to certain restrictions as to resale. Unless otherwise noted, security is deemed liquid.
+	Issuer in default. At September 30, 2009, securities with a value of $20,328,676 were in default, representing 9.3% of net assets applicable to common shareholders.
++	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2009. Maturity date disclosed is the ultimate maturity date.
^	Less than 0.1%
@	Cash collateral in the amount of $15,403,226 has been pledged to cover the Company’s open short positions.
PIK -	Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.

EURIBOR - Euro Interbank Offered Rate (Denominated in Euro currency)

USDLIBOR - London Interbank Offered Rate (Denominated in USD currency)

PRIME - Base rate U.S. banks charge for commercial loans.

Currency Type Abbreviations:

CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

As of September 30, 2009, the gross unrealized appreciation/(depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,253,691
Aggregate gross unrealized depreciation	(82,989,313)
Net unrealized depreciation	(65,735,622)

Federal income tax cost of investments	$419,185,864

FORWARD FOREIGN CURRENCY CONTRACTS

York Enhanced Strategies Fund, LLC had the following open forward foreign currency contracts as of September 30, 2009:

	Contracts to Deliver	In Exchange For		Settlement Date	Unrealized Appreciation/ (Depreciation)(1)
British Pound	2,357,000	USD	3,905,290	12/16/2009	$136,467
Canadian Dollar	1,714,000	USD	1,579,054	12/16/2009	(18,041)
Euro	14,848,000	USD	21,738,858	12/16/2009	37,275
Japanese Yen	727,500,000	USD	8,003,300	12/16/2009	(126,343)
Swiss Franc	1,178,000	USD	1,139,693	12/16/2009	3,747
United States Dollar	222,918	CAD	242,000	12/16/2009	2,576
United States Dollar	449,493	CHF	465,000	12/16/2009	(1,093)
United States Dollar	3,713,959	GBP	2,243,000	12/16/2009	(127,422)
					$(92,834)

(1)          The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2009.

Currency Type Abbreviations:

CAD - Canadian Dollar

CHF - Swiss Franc

GBP - British Pound

USD - United States Dollar

Various inputs are used in determining the value of the Company’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Company’s investments and financial instruments carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Fixed Income Securities	$—	$—	$164,346,911
Loan Participations and Trade Claims	—	—	157,683,637
Equity Securities	19,830,858	—	3,397,709
	19,830,858	—	325,428,257
Other Financial Instruments*	—	(92,834)	—
Total	$19,830,858	$(92,834)	$325,428,257

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Fixed Income	Loan Participations and	Equity	Other Financial
	Securities	Trade Claims	Securities	Instruments (OFI)*
Balance as of 12/31/08	$41,329,593	$140,106,740	$1,868,832	$(2,727,000)
Realized gain (loss), net	(25,180,873)	13,050,234	(1,542,908)	436,661
Change in unrealized appreciation (depreciation), net	23,880,541	40,332,501	(5,092,762)	1,996,200
Accretion (amortization) of discounts/premiums, net	4,038,723	2,919,822	—	—
Net purchases (sales)	92,774,117	(38,725,660)	8,164,547	294,139
Transfers in and/or out of Level 3**	27,504,810	—	—	—
Balance as of 9/30/09	$164,346,911	$157,683,637	$3,397,709	$—

Net change in unrealized appreciation (depreciation) of investments still held as of 9/30/09	$8,166,050

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forwards, which are valued at the unrealized appreciation/depreciation on the instrument and unfunded loan commitment.

** Transfers are calculated based on the beginning of period values.

York Enhanced Strategies Fund, LLC

Schedule of Investments (Unaudited)

September 30, 2009

YORK ENHANCED STRATEGIES FUND, LLC

NOTES TO SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

NET ASSET VALUE CALCULATION - The net asset value per common share of the Company will be calculated as of the last business day of each calendar quarter, in connection with each issuance of Common Shares by the Company, as of each distribution declaration date (after giving effect to the relevant distribution), and on such other dates as determined by the Investment Manager or the Board of Directors.

SECURITY VALUATION - Investments in securities traded on a nationally recognized securities exchange or over-the-counter market will generally be valued at the closing price on such exchange or market. Securities not traded on a nationally recognized securities exchange or over-the-counter market are recorded at their fair value as determined in good faith by the Investment Manager, in consultation with the valuation committee pursuant to procedures approved by the Board of Directors. Such procedures consider prices obtained from one or more brokerage firms or financial institutions making markets in these instruments.  The market for such investments may become illiquid from time to time as a result of adverse market conditions, regulatory developments or other factors.  Also, there may be only a single or limited number of market makers for certain of the Company’s investments. Accordingly, the market for such investments may be thinly traded and prices quoted more volatile than would be the case with more established markets. Because of the inherent uncertainty of valuation, estimated fair values do not necessarily represent amounts that might be ultimately realized, since such amounts depend on future circumstances, and the differences could be material.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized and reported in a timely manner.

(b) None.

ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

York Enhanced Strategies Fund, LLC

By:	/s/ Jeffrey A. Weber
Name: Jeffrey A. Weber
Title: President

Date: November 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James G. Dinan
Name: James G. Dinan
Title: Chief Executive Officer (principal executive officer)

Date: November 30, 2009

By:	/s/ Adam J. Semler
Name: Adam J. Semler
Title: Chief Financial Officer and Secretary (principal financial officer)

Date: November 30, 2009